R. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Minimum rental commitments under noncancellable leases

At December 31, 2013, the approximate minimum rental commitments under noncancellable leases in excess of one year that expire at varying dates through 2016 were as follows:

Year ending December 31,	Amount
(in thousands)
2014	$689
2015-2017	225
$914